Tortoise Midstream Energy Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2020
	Shares	Fair Value
Master Limited Partnerships - 122.5%(1)
Crude Oil Pipelines - 27.8%(1)
United States - 27.8%(1)
BP Midstream Partners LP	885,663	$11,797,031
Delek Logistics Partners, LP	459,756	9,880,156
Genesis Energy L.P.	436,568	4,335,120
NuStar Energy L.P.	1,658,826	37,655,350
PBF Logistics LP	1,029,091	19,521,856
Plains All American Pipeline, L.P.	2,564,912	35,062,347
Shell Midstream Partners, L.P.	2,025,456	34,655,552
		152,907,412
Natural Gas/Natural Gas Liquids Pipelines - 39.1%(1)
United States - 39.1%(1)
Cheniere Energy Partners LP	217,634	7,377,793
DCP Midstream, LP	1,894,757	29,539,262
Energy Transfer LP	8,971,561	99,404,896
Enterprise Products Partners L.P.	3,368,954	78,631,386
		214,953,337
Natural Gas Gathering/Processing - 19.5%(1)
United States - 19.5%(1)
CNX Midstream Partners, LP	2,264,242	26,514,274
Enable Midstream Partners LP	2,373,224	14,713,989
EQM Midstream Partners, LP	1,632,161	28,334,315
Noble Midstream Partners LP	513,408	7,880,813
Western Midstream Partners, LP	2,286,500	29,861,690
		107,305,081
Refined Product Pipelines - 35.0%(1)
United States - 35.0%(1)
Holly Energy Partners, L.P.	1,429,086	29,639,244
Magellan Midstream Partners, L.P.	972,108	53,028,491
MPLX LP	3,542,496	71,877,244
Phillips 66 Partners LP	692,062	37,627,411
		192,172,390
Other - 0.8%(1)
United States - 0.8%(1)
Westlake Chemical Partners LP	202,327	4,182,099

Total Master Limited Partnerships (Cost $854,919,129)		671,520,319

Common Stock - 34.3%(1)
Crude Oil Pipelines - 2.2%(1)
Canada - 2.2%(1)
Enbridge Inc.	325,569	12,186,048

Marine Transportation - 0.3%(1)
Monaco - 0.3%(1)
GasLog Partners, LP	414,862	1,572,327

Natural Gas Gathering/Processing - 12.8%(1)
United States - 12.8%(1)
Antero Midstream Corp.	3,709,633	16,174,000
EnLink Midstream, LLC	3,200,897	12,195,417
Hess Midstream LP	429,313	8,191,292
Targa Resources Corp.	1,042,041	33,762,128
		70,322,837
Natural Gas/Natural Gas Liquids Pipelines - 19.0%(1)
United States - 19.0%(1)
Kinder Morgan Inc.	1,442,592	27,654,489
ONEOK, Inc.	418,217	27,903,438
TC Energy Corp	50,479	2,642,576
The Williams Companies, Inc.	2,411,085	45,931,169
		104,131,672

Total Common Stock (Cost $267,714,119)		188,212,884

Preferred Stock - 11.7%(1)
Natural Gas Gathering/Processing - 2.4%(1)
United States - 2.4%(1)
Targa Resources Corp., 9.500%(2)(3)	12,252	12,988,100

Natural Gas/Natural Gas Liquids Pipelines - 9.3%(1)
United States - 9.3%(1)
Altus Midstream Company, 7.00%(2)(3)(4)	7,328	7,653,649
Crestwood Equity Partners LP, 9.25%	5,221,192	43,492,529
		51,146,178

Total Preferred Stock (Cost $66,723,097)		64,134,278

Corporate Bonds - 3.2%(1)
Refined Product Pipelines - 2.8%(1)
United States - 2.8%(1)
Buckeye Partners, 5.600%, 10/15/2044	5,000,000	4,475,000
Buckeye Partners, 5.850%, 11/15/2043	10,950,000	10,074,000
Buckeye Partners, 6.375%, 01/22/2078	800,000	640,000
		15,189,000

Natural Gas Gathering/Processing - 0.4%(1)
United States - 0.4%(1)
EnLink Midstream Partners, 6.000%, 12/15/2067	3,400,000	2,244,000

Total Corporate Bonds (Cost $16,598,203)		17,433,000

Convertible Bond - 1.1%(1)
Renewables - 1.1%(1)
Grand Cayman - 1.1%(1)
Sunnova Energy Intl Inc., 7.750%, 01/30/2027(2)(3) (Cost $5,210,999)	5,458,000	6,013,079

Short-Term Investment - 0.0%(1)
United States Investment Company - 0.0%(1)
First American Government Obligations Fund, 1.56%(5) (Cost $166,026)	166,026	166,026

Total Investments - 172.5%(1) (Cost $1,211,331,573)		947,479,586
Other Assets and Liabilities - 1.7%(1)		9,353,764
Deferred Tax Asset - 0.3%(1)		1,960,073
Credit Facility Borrowings - (3.7)%(1)		(20,500,000)
Senior Notes - (46.8)%(1)		(257,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (24.0)%(1)		(132,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$549,293,423

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have a total fair value of $26,654,828, which represents 4.9% of net assets. See Note 6 to the financial statements for further disclosure.
(3)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(4)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is paid in the form of additional shares.
(5)	Rate indicated is the current yield as of February 29, 2020.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of February 29, 2020.  These assets and liabilities are measured on a recurring basis.

NTG:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Master Limited Partnerships(a)	$671,520,319	$-	$-	$671,520,319
Common Stock(a)	188,212,884	-	-	188,212,884
Preferred Stock(a)	43,492,529	-	20,641,749	64,134,278
Corporate Bonds(a)	-	17,433,000	-	17,433,000
Convertible Bond(a)	-	-	6,013,079	6,013,079
Short-Term Investment(b)	166,026	-	-	166,026
Total Assets	$903,391,758	$17,433,000	$26,654,828	$947,479,586

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended February 29, 2020:

Preferred Stock	NTG
Balance – beginning of period	$24,705,787
Purchases	126,027
Return of capital	-
Sales	(4,366,973)
Total realized gain/loss	566,758
Change in unrealized gain/loss	(389,850)
Balance – end of period	$20,641,749

Convertible Bond	NTG
Balance – beginning of period	$-
Purchases	5,210,999
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	802,080
Balance – end of period	$6,013,079

NTG
Change in unrealized gain/loss on investments still held at February 29, 2020	$412,230